NOTE 5 - ACCRUED EXPENSES (Details) - Schedule of Accrued Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Accrued Liabilities [Abstract]
Accrued interest	$ 577,978	$ 549,909
Other accruals	52,921	42,712
Total	$ 630,899	$ 592,621